Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	$ 456	$ 686	$ 198
Excluding resecuritization [Member] | Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	19,000	40,700	37,600
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	75,582	157,063	177,441
Proceeds from transfer	75,634	157,852	177,478
Net gains (losses) on sale	52	789	37
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	966	1,636	1,808
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	2,062	23,188	31,567
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	13,735	18,247	11,744
Proceeds from transfer	13,963	18,563	12,034
Net gains (losses) on sale	228	316	290
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	128	166	161
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	189	173	112
Excluding resecuritization [Member] | Collateralized financing receivable [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	0	926	0
Excluding resecuritization [Member] | Collateralized financing receivable [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	0	0	0
Government insured or guaranteed [Member] | Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	0	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	9,967	10,414
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	946	966
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Repurchases of assets/loss reimbursements	2,200	4,600	$ 30,300
Carrying value of delinquent loans eligible for repurchase	743	107
Principal amount that would be payable to securitization vehicles	743	107
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	167	173
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,800	$ 13,300